Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Share capital	Share premium	Retained earnings	Other reserves [1]	Total	Non-controlling interests
Equity at beginning of period at Dec. 31, 2020	£ 20,808	£ 1,346	£ 3,281	£ 6,755	£ 3,205	£ 14,587	£ 6,221
Profit for the year	5,096			4,385		4,385	711
Other comprehensive income/(expense) for the year	(337)			454	(771)	(317)	(20)
Total comprehensive income for the year	4,759			4,839	(771)	4,068	691
Distributions to non-controlling interests	(642)						(642)
Contributions from non-controlling interests	7						7
Dividends to shareholders	(3,999)			(3,999)		(3,999)
Realised after tax profits on disposal of equity investments	0			132	(132)
Share of associates and joint ventures realised profits on disposal of equity investments	0			7	(7)
Shares issued	21	1	20			21
Write-down of shares held by ESOP Trusts	0			(168)	168
Share-based incentive plans	367			367		367
Transaction with non-controlling interests	10						10
Tax on share-based incentive plans	11			11		11
Equity at end of period at Dec. 31, 2021	21,342	1,347	3,301	7,944	2,463	15,055	6,287
Profit for the year	15,621			14,956		14,956	665
Other comprehensive income/(expense) for the year	(831)			(89)	(714)	(803)	(28)
Total comprehensive income for the year	14,790			14,867	(714)	14,153	637
Distributions to non-controlling interests	(1,409)						(1,409)
Non-cash distribution to non-controlling interests	(2,960)						(2,960)
Contributions from non-controlling interests	8						8
Changes to non-controlling interests	(20)						(20)
Deconsolidation of former subsidiaries	(3,045)						(3,045)
Dividends to shareholders	(3,467)			(3,467)		(3,467)
Non-cash dividend to shareholders	(15,526)			(15,526)		(15,526)
Realised after tax profits on disposal of equity investments	0			14	(14)
Share of associates and joint ventures realised profits on disposal of equity investments	0			7	(7)
Shares issued	25		25			25
Write-down of shares held by ESOP Trusts	0			(911)	911
Shares acquired by ESOP Trusts	0		114	1,086	(1,200)
Share-based incentive plans	357			357		357
Tax on share-based incentive plans	(8)			(8)		(8)
Hedging gain after taxation transferred to non-financial assets	9				9	9
Equity at end of period at Dec. 31, 2022	10,096	1,347	3,440	4,363	1,448	10,598	(502)
Profit for the year	5,308			4,928	0	4,928	380
Other comprehensive income/(expense) for the year	(317)			(45)	(247)	(292)	(25)
Total comprehensive income for the year	4,991			4,883	(247)	4,636	355
Distributions to non-controlling interests	(412)						(412)
Contributions from non-controlling interests	7						7
Dividends to shareholders	(2,247)			(2,247)		(2,247)
Realised after tax profits on disposal of equity investments	0			(26)	26
Share of associates and joint ventures realised profits on disposal of equity investments	0			(7)	7
Shares issued	10	1	9			10
Write-down of shares held by ESOP Trusts	0			(324)	324
Shares acquired by ESOP Trusts	0		2	283	(285)
Share-based incentive plans	307			307		307
Tax on share-based incentive plans	7			7		7
Hedging gain after taxation transferred to non-financial assets	36				36	36
Equity at end of period at Dec. 31, 2023	£ 12,795	£ 1,348	£ 3,451	£ 7,239	£ 1,309	£ 13,347	£ (552)

[1]	an analysis of Other reserves is presented as part of Note 38, ‘Movements in equity’.